Consolidated Statement of Cash Flows $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Operating activities
Profit before income tax		$ 111,068	$ 146,454	$ 141,987	$ 132,079
Adjustments for:
Depreciation and amortization expense		33,069	43,605	39,731	39,853
Impairment loss on plant and equipment		275	362
Gain on early termination of right-of-use assets					(29)
Allowance (Reversal of allowance) on trade and other receivables				104	(2)
Changes in fair value of financial assets measured at fair value through profit or loss		(1,362)	(1,796)
Equity-settled share-based payment (net reversal) expense		(6,907)	(9,108)	19,465	5,204
Provision for reinstatement cost				387	(7)
Bank loan transaction cost		33	43	50	416
Interest income		(8,867)	(11,692)	(3,348)	(544)
Interest expense		1,651	2,177	1,936	8,414
Retirement benefit service cost		705	930	753	619
Loss on disposal and write-off of plant and equipment		50	66	18	211
Share of profit from an associate				(139)	(101)
Fair value gain on previously held equity interest				(139)
Operating cash flows before movements in working capital		129,715	171,041	200,805	186,113
Trade receivables		(16,276)	(21,462)	677	(57,003)
Contract assets		3,680	4,852	(12,601)	(4,000)
Other receivables		(195)	(257)	(6,611)	(672)
Trade payables, accrued operating expenses and other payables		1,637	2,158	17,031	4,542
Cash generated from operations		118,561	156,332	199,301	128,980
Interest received		8,867	11,692	3,348	544
Income tax paid		(23,514)	(31,006)	(38,140)	(25,703)
Income tax refunded		121	159	42	4
Net cash from operating activities		104,035	137,177	164,551	103,825
Investing activities
Purchase of plant and equipment	[1]	(8,950)	(11,801)	(24,466)	(20,648)
Proceeds from disposal of plant and equipment		23	30	136	126
Payment for restoration of office		(61)	(81)		(428)
Placements in fixed deposits				(154)	(1,255)
Withdrawal of fixed deposits		4,796	6,324	1,900
Decrease in pledged deposits					1,888
Dividend income from associate				161	13
Acquisition of subsidiary, net of cash acquired				(4,214)
Investment in financial assets measured at fair value through profit or loss		(19,674)	(25,942)	(3,032)	(23,835)
Net cash used in investing activities		(23,866)	(31,470)	(29,669)	(44,139)
Financing activities
Dividends paid		(30)	(40)	(39)	(176)
Drawdown of bank loan				600	252,658
Distribution to founder					(252,032)
Repayment of lease liabilities		(18,178)	(23,970)	(19,729)	(19,632)
Interest paid				(215)	(6,847)
Bank loan transaction cost paid					(361)
Repayment of bank loan				(17,449)	(276,564)
Repurchase of American Depositary Shares		(6,998)	(9,228)	(13,620)
Proceeds from issuance of shares, net of issuance costs				1	502,406
Proceeds for capital call on non-fully paid-up share capital from non-controlling interests					192
Net cash (used in) from financing activities		(25,206)	(33,238)	(50,451)	199,644
Net increase in cash and cash equivalents		54,963	72,469	84,431	259,330
Effect of foreign exchange rate changes on cash held in foreign currencies		(7,378)	(9,720)	(8,478)	(5,990)
Cash and cash equivalents at beginning of year		295,086	389,100	313,147	59,807
Cash and cash equivalents at end of year		$ 342,671	$ 451,849	$ 389,100	$ 313,147

[1]	During the year, the additions to plant and equipment totaling S$12.4 million (2022: S$25.2 million, 2021: S$23.3 million) comprises paid purchases totaling S$11.8 million (2022: S$24.4 million, 2021: S$20.6 million) and a provision of S$0.6 million (2022: S$0.8 million, 2021: S$2.7 million) for estimated future reinstatement cost relating to office improvements (Note 18).